UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand Jean Capital Management, Inc.

Address:   One Market Street - Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cyrstal Smolinski
Title:  Chief Compliance Officer
Phone:  415-512-8512

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  5/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      217,237
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                     COM            002824100      701   13,300 SH       SOLE                 13,300      0    0
Adobe Systems Inc               COM            00724F101      283    8,000 SH       SOLE                  8,000      0    0
Allstate Corporation            COM            020002101      323   10,000 SH       SOLE                 10,000      0    0
American Tower Corp             COM            029912201    6,884  161,558 SH       SOLE                161,558      0    0
Amgen Incorporated              COM            031162100    1,331   22,240 SH       SOLE                 22,240      0    0
Apple Computer                  COM            037833100   10,721   45,622 SH       SOLE                 45,622      0    0
Arch Capital                    CS             G0450A105   13,317  174,650 SH       SOLE                174,650      0    0
Barclays Bank Ipath Etn         IPSP CROIL ETN 06738C786      453   17,000 SH       SOLE                 17,000      0    0
Berkshire Hathaway B            CL B           84670702    12,514  153,975 SH       SOLE                153,975      0    0
Betawave Corp                   COM            08660F100        6  125,000 SH       SOLE                125,000      0    0
BP Plc                          SPONSORED ADR  055622104      271    4,746 SH       SOLE                  4,746      0    0
Brookdale Senior Living         COM            112463104    7,397  355,097 SH       SOLE                355,097      0    0
Chevrontexaco Corp              COM            166764100      225    2,971 SH       SOLE                  2,971      0    0
Cisco Systems Inc               COM            17275R102      553   21,250 SH       SOLE                 21,250      0    0
Citigroup Inc                   COM            172967101      365   90,000 SH       SOLE                 90,000      0    0
Comcast Corp Cl A Special New   CL A           20030N200      374   20,835 SH       SOLE                 20,835      0    0
Crown Holdings Inc              COM            228368106   10,317  382,664 SH       SOLE                382,664      0    0
Daimler A G                     REG SHS        D1668R123      400    8,500 SH       SOLE                  8,500      0    0
Deutsche Bank New               NAMEN AKT      D18190898      384    5,000 SH       SOLE                  5,000      0    0
Ebay Inc                        COM            278642103      270    1,000 SH       SOLE                  1,000      0    0
Emerson Electric Co             COM            921011104    8,733  173,477 SH       SOLE                173,477      0    0
Enterprise Prod Partners Inc    COM            293792107    4,428  128,037 SH       SOLE                128,037      0    0
Exxon Mobil Corp                COM            30231G102    1,256   18,754 SH       SOLE                 18,754      0    0
Goldman Sachs Group Inc         COM            38141G104      346    2,025 SH       SOLE                  2,025      0    0
Google                          COM            38259P508   10,420   18,373 SH       SOLE                 18,373      0    0
Illinois Tool Works             COM            452308109   13,208  278,875 SH       SOLE                278,875      0    0
International Business Machines COM            459200101      363    2,831 SH       SOLE                  2,831      0    0
Johnson & Johnson Common        COM            478160104      832   12,759 SH       SOLE                 12,759      0    0
JP Morgan Chase                 COM            46625H100      291    6,500 SH       SOLE                  6,500      0    0
Kraft Foods Inc                 COM            50075N104    8,065  266,712 SH       SOLE                266,712      0    0
Legacy Reserves Lp              UNIT LP INT    524707304    3,330  144,600 SH       SOLE                144,600      0    0
Loews Corporation               COM            540424108      336    9,000 SH       SOLE                  9,000      0    0
Martin Marietta Matrls          COM            573284106      812    9,715 SH       SOLE                  9,715      0    0
McDonalds Corp                  COM            580135101   11,820  177,159 SH       SOLE                177,159      0    0
Microsoft Inc                   COM            594918104    6,997  238,913 SH       SOLE                238,913      0    0
Minnesota Mining and Mfg        COM            88579Y101      201    2,400 SH       SOLE                  2,400      0    0
Monsanto Co                     COM            61166W101    2,385   33,395 SH       SOLE                 33,395      0    0
Oracle Corp                     COM            68389X105    5,622  218,685 SH       SOLE                218,685      0    0
Pepsico Inc                     COM            713448108   17,475  264,126 SH       SOLE                264,126      0    0
Plains All American Pipel       COM            726503105    4,874   85,662 SH       SOLE                 85,662      0    0
Procter & Gamble                COM            742718109   11,148  176,202 SH       SOLE                176,202      0    0
Qualcomm                        COM            747525103    8,657  206,318 SH       SOLE                206,318      0    0
Retail Oppty Investments        COM            76131N101    3,974  392,650 SH       SOLE                392,650      0    0
Schlumberger                    COM            806857108   12,426  195,812 SH       SOLE                195,812      0    0
SunCor                          COM            867224107    2,242   68,890 SH       SOLE                 68,890      0    0
Wal Mart Stores INC             COM            931142103    5,266   94,720 SH       SOLE                 94,720      0    0
Washington Post Co Cl B         CL B           939640108    3,636    8,186 SH       SOLE                  8,186      0    0
Wave Systems Corp Cl A new      CL A           943526301       40   10,000 SH       SOLE                 10,000      0    0
Wells Fargo & Co New Del        COM            949746101      340   10,925 SH       SOLE                 10,925      0    0
Willis Lease Finance Corp       COM            970646105      625   39,627 SH       SOLE                 39,627      0    0